March 14, 2017

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Variable Contracts Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:

On behalf of Principal Variable Contracts Funds, Inc. ("PVC"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PVC's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to proposed Plans of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the Balanced Account, a series of PVC, to and in exchange for shares of Diversified Balanced Account, a previously created series of PVC. The proposed mailing date to shareholders is on or about April 27, 2017.

Please call me at 515-235-9328 or Abhay Nadipuram of this office at 515-235-9111 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Variable Contracts Funds, Inc.

Enclosures